he breakdown of "Other operating income (expense)" is as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Income And Expenses
Other operating income	R$ 914,084	R$ 792,639	R$ 591,125
Other operating expense	(1,559,663)	(1,237,133)	(1,351,568)
Contributions to fund guarantee of credit - FGC	(473,801)	(428,016)	(347,276)
Total	R$ (1,119,380)	R$ (872,510)	R$ (1,107,719)